Intangible Assets - Schedule of Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Intangible assets, Allocated Value	$ 5,827,797	$ 7,547,751
Intangible assets, Accumulated Amortization	(3,244,207)	(2,199,665)
Intangible assets, Impairment and Other Adjustments	(2,583,590)	(1,720,229)
Intangible assets, Net Carrying Value		3,627,857
Patents [Member]
Intangible assets, Estimated Life in Years	17 years	17 years
Intangible assets, Allocated Value	2,469,226	2,468,951
Intangible assets, Accumulated Amortization	(290,472)	(145,236)
Intangible assets, Impairment and Other Adjustments	(2,178,754)
Intangible assets, Net Carrying Value		2,323,715
Websites [Member]
Intangible assets, Estimated Life in Years	3 years	3 years
Intangible assets, Allocated Value	1,744,800	1,744,800
Intangible assets, Accumulated Amortization	(1,575,212)	(998,658)
Intangible assets, Impairment and Other Adjustments	(169,588)
Intangible assets, Net Carrying Value		746,142
Content Library [Member]
Intangible assets, Estimated Life in Years	5 years	5 years
Intangible assets, Allocated Value	1,613,771	3,334,000
Intangible assets, Accumulated Amortization	(1,378,523)	(1,055,771)
Intangible assets, Impairment and Other Adjustments	(235,248)	(1,720,229)
Intangible assets, Net Carrying Value		$ 558,000